Accumulated other comprehensive income (Details 2) (CHF) In Billions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Jul. 31, 2012
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		1,596,119,349		1,320,829,922		1,224,333,062
Issuance of common shares		11,049,598		275,289,427		96,496,860
of which reserved for share-based compensation		11,049,598		37,773,125		38,812,660
Common Stock, Shares, Issued, Ending Balance		1,607,168,947		1,596,119,349		1,320,829,922
Treasury shares
Treasury Stock, Shares, Beginning Balance		5,183,154		27,036,831		4,010,074
Sale of treasury shares		357,696,773		401,126,114		394,686,376
Repurchase of treasury shares		386,266,557		385,369,391		423,704,092
Share-based compensation, net of tax		26,086,280		6,096,954		5,990,959
Treasury Stock, Shares, Ending Balance		7,666,658		5,183,154		27,036,831
Common shares outstanding		1,599,502,289	[1]	1,590,936,195	[2]	1,293,793,091
Par value (in CHF per share)		0.04		0.04
Authorized shares (in shares)		2,299,616,660	[3]	2,269,616,660	[3]
Unissued shares (in shares)		680,000,000		661,049,598
Unissued shares reserved for potential conversion of issued buffer capital notes and mandatory and contingent covertible securities into shares		498,874,240		498,874,240
Subordinated mandatory and contingent convertible securities (MACCS)
Common shares issued
Issuance of common shares		0		199,964,015		0
Treasury shares
Sale of treasury shares		0		33,488,655		0
Mandatory and contingent convertible securities
Value of investor securities issued to raise capital							3.8
Number of convertible shares	233,500,000
Bank
Common shares issued
Common Stock, Shares, Issued, Ending Balance		4,399,680,200	[4]	4,399,665,200	[4]
Treasury shares
Common shares outstanding		4,399,680,200	[4]	4,399,665,200	[4]
Par value (in CHF per share)		1.00	[4]	1.00	[4]

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 661,049,598 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.
[3]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[4]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of December 31, 2014. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.